Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Equity

10. EQUITY

The Company had 45,000,000 shares of its $0.0001 par value common stock authorized at both September 30, 2019 and December 31, 2018. The Company had 10,043,143 and 3,715,444 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively.

The Company has 5,000,000 shares of its no par value preferred stock authorized at both September 30, 2019 and December 31, 2018. Beginning in December 2016, the Company conducted a rights offering of units, each unit consisting of one share of 9% Redeemable Series 1 Preferred Stock (“Series 1 Preferred”) and one Series 1 Warrant (“Series 1 Warrant”) to purchase 10 shares of common stock. Holders of the Series 1 Preferred are entitled to receive cumulative dividends out of legally available funds at the rate of 9% of the purchase price per year for a term of seven years, payable quarterly on the last day of March, June, September and December in each year in cash or registered common stock. Shares of common stock issued as dividends will be issued at a 10% discount to the five-day volume weighted average price per share of common stock prior to the date of issuance. Dividends will be paid prior to any dividend to the holders of common stock. The Series 1 Preferred is non-voting and has a liquidation preference of $13.50 per share, equal to its purchase price. The Company is required to redeem the outstanding Series 1 Preferred at the expiration of the seven-year term. The redemption price for any shares of Series 1 Preferred will be an amount equal to the $13.50 purchase price per share plus any accrued but unpaid dividends to the date fixed for redemption.

As of September 30, 2019 and December 31, 2018, 62,876 shares of preferred stock were issued pursuant to the Preferred Stock Units rights offering.

In 2019, the Company conducted a rights offering of units to its stockholders of record to purchase common stock at a subscription price of $1.00 per share. The rights offering was made pursuant to the Company’s effective registration statement on Form S-1 on file with the U.S. Securities and Exchange Commission (the “SEC”) and accompanying prospectus filed with the SEC on June 12, 2019.

Upon closing of the rights offering in July, a total of 1,894,311 shares of common stock were issued pursuant to record holders’ basic subscription privilege and a total of 4,190,542 shares of common stock were issued pursuant to record holders’ over subscription. The Company accepted subscriptions to purchase 6,084,733 shares in the rights offering upon expiration of the rights offering on June 28, 2019. The Company received $6,009,733 in gross proceeds from the rights offering. $3,075,000 was subscribed by certain record holders’ through the reduction in outstanding debt obligations of the Company. The shares associated with the reduction in outstanding debt obligations were deemed issued at June 30, 2019. The remaining proceeds of approximately $2.7 million, which is net of fees owed to the dealer-managers and other offering costs, were received in early July after the closing of the rights offering.

Chardan Capital Markets, LLC and The Oak Ridge Financial Services Group Inc. were the co-dealer-managers on the transaction and the Company agreed to pay the dealer-managers a fee equal to 7% of the gross proceeds of the rights offering (excluding proceeds from the reduction of the debt obligations) and to reimburse the dealer-managers for their expenses up to $75,000 for an aggregate commission of approximately $286,000. Additional offering costs were incurred for legal, accounting and transfer agent services.

Restricted Stock Grants, Options and Warrants

The Company’s shareholders have approved the Chanticleer Holdings, Inc. 2014 Stock Incentive Plan (the “2014 Plan”), authorizing the issuance of options, stock appreciation rights, restricted stock awards and units, performance shares and units, phantom stock and other stock-based and dividend equivalent awards. Pursuant to the approved 2014 Plan, 400,000 shares have been approved for grant.

As of September 30, 2019, the Company had 296,129 restricted and unrestricted stock outstanding on a cumulative basis under the plan pursuant to compensatory arrangements with employees, board members and outside consultants. Approximately 107,836 shares remained available for grant in the future. The Company issued 15,000 restricted stock units to an employee in 2016 and 30,000 restricted stock units to an employee in 2018. The fair value of the restricted stock was determined using the quoted market value of the Company’s common stock on the date of grant. As of September 30, 2019, total unrecognized stock-based compensation expense related to non-vested restricted stock units was approximately $24,375. That cost is expected to be recognized over a period of 1.25 years. The restricted stock units vest over the terms specified in each employees’ agreement. The Company issued 32,800 of stock options to employees in 2019. The stock options were valued on the date of grant using the Black-Scholes model. The stock options vest over the terms specified in each employees’ agreement. There was approximately $18,250 of total unrecognized compensation costs related to options granted as of September 30, 2019. That cost is expected to be recognized over a period of 1.50 years.

Total stock-based compensation expense for the nine months ended September 30, 2019 and 2018 was $118,120 and $0, respectively.

A summary of the warrant activity for the nine months ended September 30, 2019 is below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding December 31, 2018	3,684,762	$9.14	7.1
Granted	-	-	-
Exercised	-	-	-
Forfeited	(97,868)	55.94	-
Outstanding September 30, 2019	3,586,894	7.86	6.6

Exercisable September 30, 2019	3,586,894	$7.86	6.6

Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
> $40.00	235,224	1.0	235,224
$30.00-$39.99	20,350	0.4	20,350
$20.00-$29.99	77,950	0.3	77,950
$10.00-$19.99	50,300	1.7	50,300
$0.00-$9.99	3,203,070	7.3	3,203,070
	3,586,894	6.6	3,586,894

A summary of the stock option activity for the nine months ended September 30, 2019 is below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life

Outstanding December 31, 2018	-	$-	-
Granted	32,800	4.0	4.2
Exercised	-	-	-
Forfeited	-	-	-
Outstanding September 30, 2019	32,800	$4.0	4.2

Exercisable September 30, 2019	12,100	$4.0	4.2

11. EQUITY

The Company had 45,000,000 shares of its $0.0001 par value common stock authorized at both December 31, 2018 and December 31, 2017. The Company had 3,715,444 and 3,045,809 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively.

The Company has 5,000,000 shares of its no par value preferred stock authorized at both December 31, 2018 and December 31, 2017. Beginning in December 2016, the Company conducted a rights offering of units, each unit consisting of one share of 9% Redeemable Series 1 Preferred Stock (“Series 1 Preferred”) and one Series 1 Warrant (“Series 1 Warrant”) to purchase 10 shares of common stock. Holders of the Series 1 Preferred are entitled to receive cumulative dividends out of legally available funds at the rate of 9% of the purchase price per year for a term of seven years, payable quarterly on the last day of March, June, September and December in each year in cash or registered common stock. Shares of common stock issued as dividends will be issued at a 10% discount to the five-day volume weighted average price per share of common stock prior to the date of issuance. Dividends will be paid prior to any dividend to the holders of common stock. The Series 1 Preferred is non-voting and has a liquidation preference of $13.50 per share, equal to its purchase price. Chanticleer is required to redeem the outstanding Series 1 Preferred at the expiration of the seven-year term. The redemption price for any shares of Series 1 Preferred will be an amount equal to the $13.50 purchase price per share plus any accrued but unpaid dividends to the date fixed for redemption.

As of December 31, 2018 and 2017, 62,876 shares of preferred stock were issued pursuant to the Preferred Stock Units rights offering.

On October 12, 2017, the Company entered into a Securities Purchase Agreement with institutional and accredited investors in a registered direct offering for the sale of 499,856 shares of common stock at a purchase price of $2.00 per share, for a total gross purchase price of $939,712. The Securities Purchase Agreement contains customary representations, warranties and covenants. The Company also agreed to issue unregistered 5 ½ year warrants to purchase up to 499,857 shares of common stock (“Warrants”) to the investors in a concurrent private placement at an exercise price of $3.50 per share. The Company has agreed to register the resale of the common shares underlying the Warrants and the registration was declared effective in October 2017. The Warrants are exercisable for cash in full commencing six months after the issuance date.

On May 3, 2018, the Company entered into a Securities Purchase Agreement with institutional and accredited investors in a registered direct offering for the sale of 403,214 shares of common stock at a purchase price of $3.50 per share, for a total gross purchase price of approximately $1,411,249 pursuant to a Securities Purchase Agreement dated May 3, 2018 with institutional and accredited investors in a registered direct offering. The Company also has issued warrants to investors in connection with financing transactions. Fair value of any warrant issuances is valued utilizing the Black-Scholes model. The model includes subjective input assumptions that can materially affect the fair value estimates. The expected stock price volatility for the Company’s warrants was determined by the historical volatilities for industry peers and used an average of those volatilities. The Company also agreed to issue unregistered 5 ½ year warrants to purchase up to 403,214 shares of common stock to the investors in a concurrent private placement at an exercise price of $4.50 per share. The Company has agreed to register the resale of the common shares underlying the warrants, which has been completed. The warrants are exercisable for cash in full commencing six months after the issuance date. The warrants qualified for equity accounting.

Oak Ridge Financial Services Group, Inc., a registered broker-dealer acted as placement agent for the offering and received, as compensation, 7% of gross proceeds of the amounts subscribed by institutional investors introduced by Oak Ridge, for an aggregate commission of $36,767 and legal expenses in an amount less than $2,500.

The offering was made pursuant to a prospectus supplement filed with the Securities and Exchange Commission on March 8, 2018 and an accompanying prospectus dated October 16, 2017, pursuant to Chanticleer’s shelf registration statement on Form S-3 that was filed with the Securities and Exchange Commission on April 27, 2015, amended on June 3, 2015 and became effective on June 9, 2015.

Options and Warrants

The Company’s shareholders have approved the Chanticleer Holdings, Inc. 2014 Stock Incentive Plan (the “2014 Plan”), authorizing the issuance of options, stock appreciation rights, restricted stock awards and units, performance shares and units, phantom stock and other stock-based and dividend equivalent awards. Pursuant to the approved 2014 Plan, 400,000 shares post stock-split have been approved for grant.

As of December 31, 2018, the Company had issued 109,536 restricted and unrestricted shares on a cumulative basis under the plan pursuant to compensatory arrangements with employees, board members and outside consultants. The Company issued 15,000 restricted stock units to employees in 2016 and none since that date. No employee stock options have been issued or are outstanding as of December 31, 2018 and December 31, 2017. Approximately 275,464 shares remained available for grant in the future.

On October 1, 2018, the maturity dates for warrants covering 201,974 shares of common stock with strike prices ranging from $55.00 to $70.00 per share were extended from October 1, 2018 to October 1, 2020.

A summary of the warrant activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding January 1, 2017	922,203	$49.80	1.7
Granted	1,699,857	3.50	-
Exercised	-	-	-
Forfeited	(259,445)	51.01	-
Outstanding December 31, 2017	2,362,615	16.34	2.2
Granted	1,603,214	2.82
Exercised	(100,000)	3.50
Forfeited	(181,067)	50.28	7.1
Outstanding December 31, 2018	3,684,762	$9.14	7.1

Exercisable December 31, 2018	3,684,762	$9.14	7.1

Exercise Price		Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$	>40.00	313,451	1.4	313,451
	$30.00-$39.99	39,990	0.9	39,990
	$20.00-$29.99	77,950	1.1	77,950
	$10.00-$19.99	50,300	2.5	50,300
	$0.00-$9.99	3,203,071	8.0	3,203,071
		3,684,762	7.1	3,684,762